Translation Reserve	12 Months Ended
Dec. 31, 2024
Translation Reserve [Abstract]
TRANSLATION RESERVE
20	TRANSLATION RESERVE

The translation reserve comprises all foreign exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currency is different from that of the Company’s presentation currency and is non-distributable.